Foreclosed Assets (Amount and Type of Foreclosed Assets Not Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreclosed Assets [Line Items]
Real estate	$ 13,794	$ 31,610
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762	42,216	61,148
Residential 1-4 Family [Member]
Foreclosed Assets [Line Items]
Real estate	2,863	1,078
Non-Farm/Non-Residential [Member]
Foreclosed Assets [Line Items]
Real estate	2,481	2,857
Construction/Land Development [Member]
Foreclosed Assets [Line Items]
Real estate	8,072	27,675
Agricultural [Member]
Foreclosed Assets [Line Items]
Real estate	378
Commercial and Industrial [Member]
Foreclosed Assets [Line Items]
Foreclosed assets, other than real estate	102	145
Consumer [Member]
Foreclosed Assets [Line Items]
Foreclosed assets, other than real estate	$ 28	$ 7